Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accounting Policies [Line Items]
Allowance for trade discounts					$ 5,200,000	$ 5,000,000
Allowance for doubtful accounts					0	0
Capitalized software development costs, net of accumulated amortization	2,300,000		2,300,000		2,000,000	434,000
Construction in progress	300,000		300,000		1,600,000
Goodwill	30,809,000		30,809,000		30,809,000	30,809,000
Threshold Goodwill					50.00%
Distributors range					30 days
Shipping and handling costs	1,400,000	1,300,000	4,200,000	3,500,000	4,800,000	4,700,000	4,300,000
Research and development cost	600,000	700,000	2,100,000	1,600,000	2,000,000	2,100,000	1,300,000
Advertising costs	200,000	100,000	600,000	500,000	1,200,000	800,000	1,100,000
Increase in fair value of convertible preferred stock warrant liability				900,000	949,000
Decrease in additional paid-in capital				(400,000)	431,000	553,000	79,000	44,000
Increase in expense				$ 500,000	$ 518,000
Two Vendors
Accounting Policies [Line Items]
Percentage of accounts payable					26.00%	51.00%